Goodwill and Other Intangible Assets (Details) - Changes in the carrying amount of goodwill - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Changes in the carrying amount of goodwill [Abstract]
Balance at January 1, 2014	$ 990,000
Additions (see Note 3)	0	$ 990,000
Balance at December 31, 2014	$ 990,000	$ 990,000